Expense Example - Transamerica QS Investors Active Asset Allocation - Conservative VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	69	218	379	847	95	296	515	1,143